Loans And Allowance For Credit Losses (Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 2,101,097	¥ 2,091,533
Recognized interest income	22,436	22,336
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,407,949	1,392,456
Recognized interest income	12,528	11,755
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	433,924	404,754
Recognized interest income	3,656	3,424
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	49,815	55,772
Recognized interest income	544	571
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	239,686	180,968
Recognized interest income	1,874	1,381
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	146,283	174,756
Recognized interest income	1,534	1,663
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	355,627	377,918
Recognized interest income	3,188	3,059
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	11,883	9,601
Recognized interest income	106	61
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	48,152	51,252
Recognized interest income	519	526
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	51,191	60,728
Recognized interest income	497	438
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	71,388	76,707
Recognized interest income	610	632
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	189,442	155,974
Recognized interest income	1,537	1,421
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	35,654	33,963
Recognized interest income	1,525	1,827
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	288,835	323,282
Recognized interest income	2,931	3,268
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	118,873	141,247
Recognized interest income	2,754	3,423
UNBC [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	60,344	44,611
Recognized interest income	¥ 1,161	¥ 642